Income Taxes - Reconciliation of Income Tax (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory income tax rate	27.50%	27.50%	27.50%
Income tax provision at statutory rate	€ 2,029	€ 220	€ 968
Movement in valuation allowance	(20,664)	(1,205)	(1,252)
Effect on Swiss tax rate	521	383	140
Italian regional tax - IRAP	345	107	380
Swiss minimum tax	0	11	134
Stock options	499	527	458
Permanent differences from tax calculation	48	(23)	(17)
True-up previous years in deferred tax asset calculation	0	6
Total income tax provision/(benefit)	€ (17,222)	€ 26	€ 811
Effective income tax rate	(233.40%)	3.30%	23.00%